RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
EBP 112
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES	RISKS AND UNCERTAINTIES
Investment securities are exposed to various risks such as interest rate, credit and overall market volatility. Due to the risks associated with investment securities and the concentration of investments denoted in the table below, it is possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits. Therefore, the Plan provides for investment options in various investment securities, which allows participants to diversify their securities portfolios and mitigate these risks.
The following table shows details on investments that represent a concentration of greater than 10% of the Plan’s net assets:

	December 31, 2025		December 31, 2024
Investments	Balance	%	Balance	%
Vanguard Institutional Index Fund Institutional Shares	$42,399,474	15%	$41,937,310	16%